Leases - Schedule of Operating Lease Receivables (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Operating Leases
2020	$ 118.3
2021	115.4
2022	115.6
2023	115.9
2024	47.8
Thereafter	477.5
Total	$ 990.5